Note 21 - Non Current Asset Held For Sale (Details Textual) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Increase (decrease) through transfers, property, plant and equipment						$ 98,522
Property, plant and equipment at end of period	$ 9,299,513			$ 9,299,513	$ 8,278,170	9,364,210
Impairment loss recognised in profit or loss, property, plant and equipment		$ 29,807	$ 63,522	156,717		63,522
Decrease through classified as held for sale, property, plant and equipment	3,000	35,000	35,000	3,000
Proceeds from sales of property, plant and equipment		$ 35,000				$ 37,195
Property, plant and equipment fair value used as deemed cost	$ 3,000			$ 3,000
At fair value [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period			$ 35,000